Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenues [Abstract]
Disaggregation Of Revenues
The following table reflects electric delivery revenues disaggregated by tariff:

	Year Ended December 31,
	2021	2020	2019
Operating revenues
Revenues contributing to earnings:
Distribution base revenues	$2,217	$2,156	$2,143

Transmission base revenues (TCOS revenues)
Billed to third-party wholesale customers	879	803	681
Billed to REPs serving Oncor distribution customers, through TCRF	479	446	391

Total transmission base revenues	1,358	1,249	1,072
Other miscellaneous revenues	104	87	77

Total revenues contributing to earnings	3,679	3,492	3,292

Revenues collected for pass-through expenses:
TCRF—third-party wholesale transmission service	1,039	975	1,005
EECRF	46	44	50

Revenues collected for pass-through expenses	1,085	1,019	1,055

Total operating revenues	$4,764	$4,511	$4,347